INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 7 - INCOME TAXES

United States of America

The Company is registered in the State of Nevada and is subject to United States of America tax law. The U.S federal income tax rate is 21%.

Seychelles

Under the current laws of the Seychelles, DIGLS and JJGS are registered as an international business company which governed by the International Business Companies Act of Seychelles and there is no income tax charged in Seychelles.

Hong Kong

From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000 (approximately $289,855), and 16.5% on any part of assessable profits over HK$2,000,000. For the nine months ended September 30, 2021 and 2020, the Company did not have any assessable profits arising in or derived from Hong Kong, therefore no provision for Hong Kong profits tax was made in the periods reported.

The PRC

The Company’s subsidiaries are incorporated in the PRC, and are subject to the PRC Enterprise Income Tax Laws (“EIT Laws”) with the statutory income tax rate of 25% with the following exceptions.

On January 17, 2019, the State Taxation Administration issued the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, [2019] No. 13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately $142,209, their income is reduced by 25% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. While for the portion of annual taxable income exceeding RMB1,000,000, approximately $142,209, but not more than RMB3,000,000, approximately $426,627, the income is reduced by 50% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 10%. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. All of the Company’s PRC subsidiaries met the criteria of small-scale and low-profit enterprises.

The components of the income tax provision are as follows:

	Nine Months Ended September 30, 2021	Nine Months Ended September 30, 2020
Current:
– United States of America	$154,485	$-
– Seychelles	-	-
– Hong Kong	-	-
– The PRC	164,539	3,415
Deferred
– United States of America	-	-
– Seychelles	-	-
– Hong Kong	-	-
– The PRC	-	-
Total	$319,024	$3,415

The effective tax rate was 20.4% and (1.2)% for the nine months ended September 30, 2021 and 2020, respectively.

NOTE 9 - INCOME TAXES

United States of America

The Company is registered in the State of Nevada and is subject to United States of America tax law. The U.S federal income tax rate is 21%.

Seychelles

Under the current laws of the Seychelles, DIGLS and JJGS are registered as an international business company which governed by the International Business Companies Act of Seychelles and there is no income tax charged in Seychelles.

Hong Kong

From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000 (approximately $289,855), and 16.5% on any part of assessable profits over HK$2,000,000. For the years ended December 31, 2020 and 2019, the Company did not have any assessable profits arising in or derived from Hong Kong, therefore no provision for Hong Kong profits tax was made in the year.

The PRC

The Company’s subsidiaries are incorporated in the PRC, and are subject to the PRC Enterprise Income Tax Laws (“EIT Laws”) with the statutory income tax rate of 25% with the following exceptions.

On January 17, 2019, the State Taxation Administration issued the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, [2019] No. 13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately $142,209, their income is reduced by 25% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. While for the portion of annual taxable income exceeding RMB1,000,000, approximately $142,209, but not more than RMB3,000,000, approximately $426,627, the income is reduced by 50% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 10%. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. All of the Company’s PRC subsidiaries met the criteria of small-scale and low-profit enterprises.

The components of the income tax provision are as follows:

	As of	As of
	December 31, 2020	December 31, 2019
Current:
– United States of America	$46,621	$-
– Seychelles	-	-
– Hong Kong	-	-
– The PRC	260,307	82
Deferred
– United States of America	-	-
– Seychelles	-	-
– Hong Kong	-	-
– The PRC	-	-
Total	$306,928	$82

A summary of United States and foreign income (loss) before income taxes was composed of the following:

	2020	2019
Loss attributed to PRC operations	$(2,861,595)	$(183,120)
Income (loss) attributed to Seychelles and Hong Kong	873	(1,820)
Loss attributed to U.S.	(479,703)	(192,734)
Loss before tax	$(3,340,425)	$(377,674)

The difference between the U.S. federal statutory income tax rate and the Company’s effective tax rate was as follows for the years ended December 31, 2020 and 2019:

	2020	2019
U.S. federal statutory income tax rate	21.0%	21.0%
Higher rates in PRC, net	-%	4.0%
Reconciling items, net operating losses in PRC and other jurisdictions, election to not recognize tax asset	-%	-25.0%
Income tax difference under different tax jurisdictions	-3.9%	-%
PRC tax exemption for qualified small-scale and low-profit enterprises	17.7%	-%
Valuation allowance on deferred income tax assets	-1.5%	-%
Amortization of intangible asset and impairment of goodwill not deductible for tax purposes	-36.8%	-%
Impact of GILTI	-4.4%	-%
Others	-1.3%	-%
The Company’s effective tax rate	-9.2%	0.0%

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates.

The significant components of deferred taxes of the Company are as follows:

	As of
	December 31, 2020	December 31, 2019
Deferred tax assets:
Net operating loss carry forwards	$-	-
-United States	-	-
-Hong Kong	-	-
-PRC	54,598	-
Gross deferred tax assets	54,598	-
Less: valuation allowance	(54,598)	-
Total deferred tax assets, net	$-	$-